Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes
13	Income taxes

Cayman Islands and British Virgin Islands

The Company and its subsidiary, The GrowHub Innovations Company Limited are domiciled in the Cayman Island and British Virgin Islands. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

The GrowHub Innovations Company Pte. Ltd., GrowHub Carbon Pte. Ltd. (fka GrowHub (Apac) Pte. Ltd.), GrowHub Capital Pte. Ltd. (FKA GrowHub Distribution (Singapore) Pte. Ltd.) and GrowHub Technologies Pte Ltd are incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Malaysia

GrowHub Malaysia Sdn Bhd, the subsidiary, is subject to Malaysia Corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, as the subsidiary fulfilled conditions where it has paid-up capital of MYR 2.5 million or less, and gross income from business operations is not more than MYR 50 million, the tax rate is 17% on the first MYR 600,000 and 24% on amount exceeding MYR 600,000. The subsidiary has no operating profit or tax liabilities for the year ended December 31, 2023, 2024 and 2025.

13	Income taxes (continued)

Australia

GrowHub Trading Pty Ltd and GrowHub Innovation Centre Pty Ltd, the subsidiaries, are considered Australia tax resident enterprises under Australia tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under Australia tax laws and accounting standards at a statutory tax rate of 30% (2024: 30%). The subsidiary has no operating profit or tax liabilities for the years ended December 31, 2023, 2024 and 2025.

Japan

GrowHub Japan Co., Ltd, the subsidiary, is considered Japan tax resident enterprise under Japan tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determine under Japan tax laws and accounting standards at a statutory tax rate of 15% (2024: 15%). The subsidiary has no operating profit or tax liabilities for the years ended December 31, 2023, 2024 and 2025.

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Income tax expense (credit) is comprised of the following:
Current year income tax expense	2,902	-	610	474
Overprovision of current taxation on respect of prior year	-	(3,750)	(825)	(641)
	2,902	(3,750)	(215)	(167)

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Loss before tax	(1,793,442)	(2,367,565)	(17,200,802)	(13,377,065)

Singapore income tax rate	(17.0%)	(17.0%)	(17.0%)	(17.0%)
Reconciling items:
Non-deductible expenses	3.2%	14.7%	5.4%	5.4%
Effect on different tax rate in different countries	(0.4%)	(0.4%)	12.1%	12.1%
Income not subject to tax	(0.5%)	(0.2%)	(0.8%)	(0.8%)
Deferred tax assets on temporary differences not recognized	15.7%	3.5%	0.2%	0.2%
Over provision of current taxation in respect of prior year	-	(0.2%)	(0.0%)	(0.0%)
Others	(0.8%)	(0.6%)	(0.1%)	(0.1%)
Effective tax rate	0.2%	(0.2%)	(0.0%)	(0.0%)

13	Income taxes (continued)

Deferred tax

Significant components of deferred tax were as follows:

	For the years ended December, 31
	2024	2025	2025
	S$	S$	US$

Net operating loss carried forward	2,991,321	3,698,306	2,876,173
Deferred tax assets, gross	532,818	624,324	485,537
Valuation allowance	(532,818)	(624,324)	(485,537)
Deferred tax assets, net of valuation allowance	-	-	-

The Company assesses the realizability of deferred tax assets by evaluating whether it is more likely than not that some or all of the deferred tax assets will be realized. Based upon the weight of available evidence, including the Company’s history of operating losses, accumulated deficit, limited history of taxable income and future taxable income projections, the Company determined that it is more likely than not that its deferred tax assets will not be realized. Accordingly, the Company has recorded a full valuation allowance against its net deferred tax assets as of December 31, 2025 and 2024.